Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories consist of the following:

	June 30, 2014	December 31, 2013
Raw materials and components	$848,985	$1,073,034
Work in process	887,901	1,235,029
Finished goods	168,226	163,228
Inventory reserves	(220,328)	(220,654)
	$1,684,784	$2,250,637

A summary of inventory at December 31, 2013 and 2012 is as follows:

	2013	2012
Raw materials	$1,073,034	$945,763
Work in process	1,235,029	1,677,605
Finished goods	163,228	471,935
Inventory reserves	(220,654)	(256,512)
	$2,250,637	$2,838,791